UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2010

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited)

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 59.2%
Aerospace - 4.3%
Goodrich Corp.	1,730	$127,548
Honeywell International, Inc.	9,140	401,612
Lockheed Martin Corp.	22,720	1,619,482
Northrop Grumman Corp.	10,010	606,906
Precision Castparts Corp.	1,280	163,008
United Technologies Corp.	18,160	1,293,537

		$4,212,093

Alcoholic Beverages - 0.8%
Diageo PLC	36,666	$631,281
Heineken N.V.	3,060	158,686

		$789,967

Apparel Manufacturers - 0.3%
NIKE, Inc., “B”	4,220	$338,191

Automotive - 0.2%
Johnson Controls, Inc.	7,210	$219,905

Broadcasting - 1.4%
Omnicom Group, Inc.	13,420	$529,822
Time Warner, Inc.	5,010	153,557
Walt Disney Co.	21,280	704,581

		$1,387,960

Brokerage & Asset Managers - 0.5%
Charles Schwab Corp.	13,270	$184,453
Deutsche Boerse AG	1,810	120,771
Franklin Resources, Inc.	2,140	228,766

		$533,990

Business Services - 1.0%
Accenture Ltd., “A”	15,050	$639,475
Dun & Bradstreet Corp.	2,360	174,970
Western Union Co.	10,190	180,057

		$994,502

Cable TV - 0.3%
Comcast Corp., “Special A”	15,170	$258,042

Chemicals - 1.8%
3M Co.	9,110	$789,928
E.I. du Pont de Nemours & Co.	4,100	182,942
Monsanto Co.	1,920	92,026
PPG Industries, Inc.	9,720	707,616

		$1,772,512

Computer Software - 0.9%
Oracle Corp.	33,330	$894,911

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	13,960	$587,297
International Business Machines Corp.	6,290	843,741

		$1,431,038

Construction - 0.6%
Pulte Homes, Inc. (a)	9,730	$85,235
Sherwin-Williams Co.	3,570	268,250
Stanley Black & Decker, Inc.	3,243	198,731

		$552,216

Consumer Products - 0.9%
Clorox Co.	2,670	$178,249
Procter & Gamble Co.	11,973	718,021

		$896,270

Consumer Services - 0.1%
Apollo Group, Inc., “A” (a)	2,740	$140,699

Electrical Equipment - 0.9%
Danaher Corp.	19,040	$773,214
General Electric Co.	9,380	152,425

		$925,639

Electronics - 0.5%
Intel Corp.	28,150	$541,325

Energy - Independent - 2.9%
Anadarko Petroleum Corp.	3,080	$175,714
Apache Corp.	11,550	1,129,128
Devon Energy Corp.	2,920	189,041
EOG Resources, Inc.	4,380	407,209
Noble Energy, Inc.	4,410	331,147
Occidental Petroleum Corp.	6,000	469,800
Southwestern Energy Co. (a)	4,700	157,168

		$2,859,207

Energy - Integrated - 3.6%
Chevron Corp.	13,005	$1,054,055
Exxon Mobil Corp.	24,142	1,491,734
Hess Corp.	10,500	620,760
TOTAL S.A., ADR	6,710	346,236

		$3,512,785

Engineering - Construction - 0.2%
Fluor Corp.	3,760	$186,233

Food & Beverages - 3.1%
General Mills, Inc.	16,250	$593,775
Groupe Danone	2,715	162,391
J.M. Smucker Co.	2,078	125,781
Kellogg Co.	5,740	289,927
Nestle S.A.	18,373	978,809
PepsiCo, Inc.	12,880	855,747

		$3,006,430

Food & Drug Stores - 0.9%
CVS Caremark Corp.	12,244	$385,319
Kroger Co.	6,900	149,454
Walgreen Co.	11,990	401,665

		$936,438

Gaming & Lodging - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,150	$60,433

General Merchandise - 0.9%
Kohl’s Corp. (a)	8,250	$434,610
Target Corp.	7,120	380,493

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
General Merchandise - continued
Wal-Mart Stores, Inc.	1,680	$89,914

		$905,017

Insurance - 4.3%
ACE Ltd.	8,940	$520,755
Aflac, Inc.	3,570	184,605
Allstate Corp.	6,420	202,551
Aon Corp.	11,980	468,538
Chubb Corp.	3,670	209,153
MetLife, Inc.	30,220	1,161,959
Prudential Financial, Inc.	15,320	830,038
Travelers Cos., Inc.	13,420	699,182

		$4,276,781

Internet - 0.3%
eBay, Inc. (a)	3,050	$74,420
Google, Inc., “A” (a)	440	231,348

		$305,768

Leisure & Toys - 0.3%
Hasbro, Inc.	6,830	$304,003

Machinery & Tools - 0.4%
Eaton Corp.	4,860	$400,901

Major Banks - 7.7%
Bank of America Corp.	74,970	$982,857
Bank of New York Mellon Corp.	49,574	1,295,369
Goldman Sachs Group, Inc.	9,330	1,348,931
JPMorgan Chase & Co.	50,632	1,927,560
PNC Financial Services Group, Inc.	7,200	373,752
Regions Financial Corp.	5,820	42,311
State Street Corp.	16,820	633,441
Wells Fargo & Co.	37,040	930,815

		$7,535,036

Medical Equipment - 2.3%
Becton, Dickinson & Co.	6,460	$478,686
Medtronic, Inc.	17,240	578,919
St. Jude Medical, Inc. (a)	12,570	494,504
Thermo Fisher Scientific, Inc. (a)	7,600	363,888
Waters Corp. (a)	4,370	309,309

		$2,225,306

Metals & Mining - 0.1%
United States Steel Corp.	2,500	$109,600

Natural Gas - Distribution - 0.1%
Sempra Energy	2,410	$129,658

Natural Gas - Pipeline - 0.2%
Williams Cos., Inc.	11,630	$222,249

Network & Telecom - 0.6%
Cisco Systems, Inc. (a)	24,890	$545,091

Oil Services - 0.8%
Halliburton Co.	3,850	$127,320
National Oilwell Varco, Inc.	5,670	252,145
Noble Corp.	3,400	114,886
Schlumberger Ltd.	1,940	119,523
Transocean, Inc. (a)	3,210	206,371

		$820,245

Other Banks & Diversified Financials - 0.8%
Marshall & Ilsley Corp.	17,300	$121,792
MasterCard, Inc., “A”	1,660	371,840
Visa, Inc., “A”	1,800	133,668
Zions Bancorporation	6,570	140,335

		$767,635

Pharmaceuticals - 4.2%
Abbott Laboratories	18,840	$984,202
Bayer AG	3,804	265,254
GlaxoSmithKline PLC	6,640	130,854
Johnson & Johnson	23,690	1,467,832
Merck & Co., Inc.	3,990	146,872
Pfizer, Inc.	58,247	1,000,101
Roche Holding AG	1,040	142,032

		$4,137,147

Railroad & Shipping - 0.3%
Canadian National Railway Co.	2,420	$154,928
Union Pacific Corp.	1,270	103,886

		$258,814

Restaurants - 0.3%
McDonald’s Corp.	4,040	$301,020

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	8,850	$732,957

Specialty Stores - 0.6%
Advance Auto Parts, Inc.	1,620	$95,062
Home Depot, Inc.	5,340	169,171
Staples, Inc.	14,060	294,135

		$558,368

Telecommunications - Wireless - 0.9%
Vodafone Group PLC	358,160	$883,897

Telephone Services - 1.9%
AT&T, Inc.	56,074	$1,603,716
CenturyLink, Inc.	5,635	222,357

		$1,826,073

Tobacco - 1.9%
Altria Group, Inc.	7,380	$177,268
Philip Morris International, Inc.	29,420	1,648,108

		$1,825,376

Trucking - 0.2%
United Parcel Service, Inc., “B”	3,230	$215,409

Utilities - Electric Power - 2.6%
American Electric Power Co., Inc.	7,790	$282,232
CenterPoint Energy, Inc.	2,860	44,959
CMS Energy Corp.	3,450	62,169
Dominion Resources, Inc.	2,684	117,183
Entergy Corp.	4,950	378,824
NextEra Energy, Inc.	3,470	188,733
NRG Energy, Inc. (a)	7,490	155,942

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Utilities - Electric Power - continued
PG&E Corp.	9,870	$448,295
PPL Corp.	13,640	371,417
Public Service Enterprise Group, Inc.	14,290	472,713

		$2,522,467

Total Common Stocks		$58,259,604

BONDS - 39.2%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$68,027

Asset-Backed & Securitized - 3.0%
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017 (z)	$112,137	$106,530
Banc of America Commercial Mortgage, Inc., FRN, 5.934%, 2051	210,000	225,873
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040 (z)	190,131	83,316
BlackRock Capital Finance LP, 7.75%, 2026 (n)	29,856	4,022
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	320,000	342,584
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	130,000	134,733
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	90,000	65,335
Credit Suisse Mortgage Capital Certificate, 5.695%, 2040	152,515	152,859
Crest G-Star, CDO, FRN, 0.769%, 2016	247,597	239,550
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	92,502	51,961
HSBC Credit Card Master Note Trust, FRN, 0.807%, 2013	185,000	184,921
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	152,086
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	105,115
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.404%, 2041	39,903	43,167
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2045	110,000	121,946
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.005%, 2049	200,000	206,653
Merrill Lynch Mortgage Trust, FRN, 6.019%, 2050	84,000	23,688
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.747%, 2050	152,515	155,510
Morgan Stanley Capital I, Inc., FRN, 1.148%, 2030 (i)(n)	1,100,026	26,353
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	92,000	94,425
Residential Funding Mortgage Securities, Inc., 5.32%, 2035	129,000	47,913
Spirit Master Funding LLC, 5.05%, 2023 (z)	149,555	133,809
Structured Asset Securities Corp., FRN, 4.67%, 2035	40,458	40,134
Wachovia Bank Commercial Mortgage Trust, FRN, 6.102%, 2051	245,000	255,782

		$2,998,265

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$53,042

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$125,727

Building - 0.0%
CRH America, Inc., 6.95%, 2012	$23,000	$24,552

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$115,000	$124,047
DIRECTV Holdings LLC, 4.6%, 2021	110,000	113,036
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	142,560

		$379,643

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$219,234

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$172,275

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$113,665

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$149,709

Emerging Market Quasi-Sovereign - 0.2%
Petroleos Mexicanos, 8%, 2019	$66,000	$81,840
Qtel International Finance Ltd., 7.875%, 2019 (n)	100,000	121,001

		$202,841

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$201,500

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$120,144

Energy - Integrated - 0.4%
BP Capital Markets PLC, 4.5%, 2020	$25,000	$25,565
Hess Corp., 8.125%, 2019	20,000	26,296
Husky Energy, Inc., 5.9%, 2014	69,000	76,770
Husky Energy, Inc., 7.25%, 2019	71,000	86,781

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Energy - Integrated - continued
Petro-Canada, 6.05%, 2018	$148,000	$172,299

		$387,711

Food & Beverages - 0.4%
Anheuser-Busch Cos., Inc., 8%, 2039 (n)	$110,000	$155,717
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	48,000	59,388
Miller Brewing Co., 5.5%, 2013 (n)	126,000	138,561

		$353,666

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$129,850

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$104,322

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$119,368
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	108,840
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	44,376
Prudential Financial, Inc., 5.375%, 2020	20,000	21,619
Prudential Financial, Inc., 6.625%, 2040	30,000	34,424

		$328,627

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$200,000	$197,000

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$116,934
ING Bank N.V., 3.9%, 2014 (n)	110,000	120,024
Irish Life & Permanent PLC, 3.6%, 2013 (n)	100,000	94,478
KFW International Finance, Inc., 4.875%, 2019	120,000	141,263
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	205,422
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	115,107

		$793,228

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$90,000	$111,740

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$99,874

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$45,974
Bank of America Corp., 7.625%, 2019	60,000	71,151
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	65,043
Credit Suisse New York, 5.5%, 2014	120,000	134,421
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	115,000	116,869
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	106,953
JPMorgan Chase & Co., 6.3%, 2019	100,000	115,886
JPMorgan Chase Capital XXII, 6.45%, 2087	47,000	47,065
JPMorgan Chase Capital XXVII, 7%, 2039	13,000	13,347
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	109,273
Morgan Stanley, 5.75%, 2016	100,000	108,091
Morgan Stanley, 6.625%, 2018	140,000	155,212
PNC Funding Corp., 5.625%, 2017	90,000	98,269
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	208,000	208,260
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	103,679
Wachovia Corp., 5.25%, 2014	81,000	88,045

		$1,587,538

Medical & Health Technology & Services - 0.3%
CareFusion Corp., 6.375%, 2019	$100,000	$118,977
Hospira, Inc., 5.55%, 2012	50,000	53,645
Hospira, Inc., 6.05%, 2017	93,000	106,805

		$279,427

Metals & Mining - 0.2%
ArcelorMittal, 6.125%, 2018	$55,000	$59,483
ArcelorMittal, 5.25%, 2020	90,000	90,702

		$150,185

Mortgage-Backed - 14.1%
Fannie Mae, 4.01%, 2013	$17,649	$18,732
Fannie Mae, 4.589%, 2014	88,189	95,778
Fannie Mae, 4.63%, 2014	43,867	47,675
Fannie Mae, 4.841%, 2014	56,290	61,475
Fannie Mae, 4.56%, 2015	36,647	40,132
Fannie Mae, 4.78%, 2015	36,862	40,896
Fannie Mae, 4.921%, 2015	90,759	100,806
Fannie Mae, 5.09%, 2016	40,000	45,112
Fannie Mae, 5.5%, 2016 - 2038	2,699,214	2,901,853
Fannie Mae, 5.724%, 2016	23,359	25,866
Fannie Mae, 4.989%, 2017	80,345	88,706
Fannie Mae, 5.05%, 2017	38,667	43,655
Fannie Mae, 6%, 2017 - 2037	1,460,472	1,599,781
Fannie Mae, 4.5%, 2018 - 2035	345,625	365,262
Fannie Mae, 5%, 2018 - 2039	1,082,390	1,148,351
Fannie Mae, 6.5%, 2031 - 2037	489,439	543,950
Fannie Mae, 7.5%, 2031	14,330	16,368
Freddie Mac, 6%, 2016 - 2037	692,811	756,685
Freddie Mac, 4.5%, 2018 - 2039	948,912	996,484
Freddie Mac, 5%, 2018 - 2039	1,792,718	1,898,599
Freddie Mac, 5.085%, 2019	106,000	119,238
Freddie Mac, 5.5%, 2021 - 2034	532,124	570,613

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 2034 - 2037	225,956	$248,943
Freddie Mac, 4%, 2099	272,000	278,120
Ginnie Mae, 4.5%, 2033 - 2099	456,342	481,010
Ginnie Mae, 5%, 2033 - 2039	649,542	693,210
Ginnie Mae, 5.5%, 2033 - 2035	283,465	306,495
Ginnie Mae, 6%, 2033 - 2038	285,073	312,265

		$13,846,060

Municipals - 0.3%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$55,000	$66,523
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	65,000	81,131
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “K”, 5.5%, 2032	100,000	128,650

		$276,304

Natural Gas - Pipeline - 0.5%
CenterPoint Energy, Inc., 7.875%, 2013	$112,000	$128,968
Enterprise Products Operating LLC, 6.5%, 2019	76,000	88,568
Kinder Morgan Energy Partners LP, 6.75%, 2011	165,000	169,163
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	85,973
Spectra Energy Capital LLC, 8%, 2019	53,000	67,084

		$539,756

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$100,000	$116,297
Telecom Italia Capital, 5.25%, 2013	60,000	64,464
Verizon New York, Inc., 6.875%, 2012	196,000	211,411

		$392,172

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$96,000	$108,888
Capital One Financial Corp., 6.15%, 2016	130,000	142,526
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	135,827
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	94,783
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	131,166
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	182,400
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	220,000	222,958

		$1,018,548

Pharmaceuticals - 0.3%
Pfizer, Inc., 7.2%, 2039	$50,000	$68,026
Roche Holdings, Inc., 6%, 2019 (n)	160,000	193,834

		$261,860

Railroad & Shipping - 0.0%
CSX Corp., 6.75%, 2011	$6,000	$6,151

Real Estate - 0.3%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$46,005
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	191,694
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	36,729

		$274,428

Retailers - 0.3%
Limited Brands, Inc., 5.25%, 2014	$36,000	$36,720
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	207,738

		$244,458

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$84,834

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$105,000	$115,997
Crown Castle Towers LLC, 4.883%, 2040 (n)	20,000	20,663
Rogers Communications, Inc., 6.8%, 2018	132,000	163,063

		$299,723

Tobacco - 0.1%
Philip Morris International, Inc., 4.875%, 2013	$74,000	$81,238

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$112,901

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$172,436
Small Business Administration, 4.35%, 2023	25,181	26,940
Small Business Administration, 4.77%, 2024	67,380	72,705
Small Business Administration, 5.18%, 2024	109,341	118,706
Small Business Administration, 5.52%, 2024	163,373	178,166
Small Business Administration, 4.99%, 2024	89,151	96,903
Small Business Administration, 4.95%, 2025	62,597	68,131

		$733,987

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - 10.0%
U.S. Treasury Bonds, 2%, 2013	$197,000	$205,065
U.S. Treasury Bonds, 8.5%, 2020	50,000	75,469
U.S. Treasury Bonds, 8%, 2021	37,000	55,806
U.S. Treasury Bonds, 6%, 2026	125,000	168,789
U.S. Treasury Bonds, 6.75%, 2026	32,000	46,545
U.S. Treasury Bonds, 5.25%, 2029	137,000	173,134
U.S. Treasury Bonds, 5.375%, 2031	79,000	101,713
U.S. Treasury Bonds, 4.5%, 2036	94,000	108,085
U.S. Treasury Bonds, 5%, 2037	440,000	546,356
U.S. Treasury Bonds, 4.5%, 2039	648,300	742,304
U.S. Treasury Notes, 1.5%, 2010	321,000	321,326
U.S. Treasury Notes, 1.375%, 2012	459,000	467,606
U.S. Treasury Notes, 1.375%, 2013	733,000	747,488
U.S. Treasury Notes, 3.875%, 2013	614,000	663,696
U.S. Treasury Notes, 3.5%, 2013	420,000	453,206
U.S. Treasury Notes, 3.125%, 2013	57,000	61,186
U.S. Treasury Notes, 2.75%, 2013	138,000	146,754
U.S. Treasury Notes, 1.5%, 2013	280,000	286,978
U.S. Treasury Notes, 1.875%, 2014	2,103,000	2,180,712
U.S. Treasury Notes, 4.75%, 2014	150,000	171,188
U.S. Treasury Notes, 2.625%, 2016	68,000	72,266
U.S. Treasury Notes, 4.75%, 2017	146,000	173,341
U.S. Treasury Notes, 3.75%, 2018	1,695,000	1,893,634

		$9,862,647

Utilities - Electric Power - 1.2%
Bruce Mansfield Unit, 6.85%, 2034	$206,032	$229,615
Enel Finance International S.A., 6.25%, 2017 (n)	170,000	192,801
MidAmerican Funding LLC, 6.927%, 2029	54,000	64,302
Oncor Electric Delivery Co., 7%, 2022	152,000	190,943
PSEG Power LLC, 6.95%, 2012	111,000	121,595
PSEG Power LLC, 5.32%, 2016	91,000	101,852
System Energy Resources, Inc., 5.129%, 2014 (z)	45,945	46,860
Waterford 3 Funding Corp., 8.09%, 2017	264,256	268,630

		$1,216,598

Total Bonds		$38,603,457

CONVERTIBLE PREFERRED STOCKS - 0.2%
Energy - Independent - 0.1%
Apache Corp., 6%	2,660	$154,280

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	960	$54,778

Total Convertible Preferred Stocks		$209,058

MONEY MARKET FUNDS (v) - 1.7%
MFS Institutional Money Market
Portfolio, 0.23%, at Net Asset Value	1,696,522	$1,696,522

Total Investments		$98,768,641

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(313,456)

NET ASSETS - 100.0%		$98,455,185

(a)	Non-income producing security.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,215,884 representing 3.3% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Anthracite Ltd., “A”, CDO, FRN, 0.706%, 2017	3/19/10	$104,294	$106,530
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.856%, 2040	3/01/06	190,131	83,316
Russian Federation, 3.625%, 2015	4/22/10	199,032	201,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	148,097	133,809
System Energy Resources, Inc., 5.129%, 2014	4/16/04	45,945	46,860

Total Restricted Securities			$572,015
% of Net Assets			0.6%

PORTFOLIO OF INVESTMENTS 9/30/10 (unaudited) - continued

Total Return Variable Account

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/10

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2010 in valuing the variable account’s assets or liabilities:

MFS Total Return Variable Account

Supplemental Information (Unaudited) 9/30/10 - continued

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$58,468,662	$—	$—	$58,468,662
U.S. Treasury Bonds & U.S. Government Agency	—	10,664,661	—	10,664,661
Non-U.S. Sovereign Debt	—	1,282,402	—	1,282,402
Municipal Bonds	—	276,304	—	276,304
Corporate Bonds	—	6,943,255	—	6,943,255
Residential Mortgage-Backed Securities	—	14,149,855	—	14,149,855
Commercial Mortgage-Backed Securities	—	2,080,156	—	2,080,156
Asset-Backed Securities (including CDOs)	—	614,317	—	614,317
Foreign Bonds	—	2,592,507	—	2,592,507
Mutual Funds	1,696,522	—	—	1,696,522

Total Investments	$60,165,184	$38,603,457	$—	$98,768,641

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	654,933	18,700,753	(17,659,164)	1,696,522

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,292	$1,696,522

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2010

*	Print name and title of each signing officer under his or her signature.